INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	As of December 31,
	2022	2021
	US$’000	US$’000
Raw materials and supplies	26,449	23,928
Work in progress	17,945	24,791
Finished goods	86,214	80,078
Total inventories at the lower of cost and net realizable value	130,608	128,797